LOSS PER SHARE	12 Months Ended
May 31, 2024
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 13 – LOSS PER SHARE

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2024	2023
Stock options	511,950	557,450
Restricted stock	88,000	132,000
Warrants	29,336	29,336

Additional shares are issuable under the Company’s convertible notes, the amount of which is dependent on future events.